Document and Entity Information	Oct. 31, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	enGene Holdings Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-41854
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	7171 Rue Frederick Banting
Entity Address City Or Town	Saint-Laurent
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H4S 1Z9
City Area Code	514
Local Phone Number	332-4888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0001980845
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares
Trading Symbol	ENGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one Class A common share, at an exercise price of $11.50 per share
Trading Symbol	ENGNW
Security Exchange Name	NASDAQ